Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net earnings	$ 543,236	$ 292,270	$ 1,125,280	$ 546,254
Depreciation and depletion	122,808	75,322	200,091	152,316
Equity settled share based compensation	1,743	1,809	3,390	3,234
Performance share units - expense	3,063	8,153	11,528	18,909
Performance share units - paid	0	0	(29,257)	(17,209)
Income tax expense	101,796	45,734	210,876	88,513
Investment income recognized in net earnings	(2,655)	(8,742)	(15,671)	(17,789)
Other	24,560	164	22,167	3,171
Change in non-cash working capital	(8,868)	(6,709)	9,908	(14,450)
Cash generated from operations before income taxes and interest	785,683	408,001	1,538,312	762,949
Income taxes paid	(109,262)	(948)	(109,444)	(3,182)
Interest paid	(29,783)	(87)	(29,886)	(178)
Interest received	2,880	7,993	16,358	16,163
Cash generated from operating activities	649,518	414,959	1,415,340	775,752
Financing activities
Bank debt repaid	(728,000)	0	(728,000)	0
Bank debt drawn	2,700,000	0	2,700,000	0
Debt issue costs	(2,073)	(862)	(5,118)	(862)
Share purchase options exercised	807	1,967	1,546	4,473
Lease payments	(124)	(89)	(283)	(211)
Dividends paid	(171,292)	(147,939)	(171,292)	(147,939)
Cash (used for) generated from financing activities	1,799,318	(146,923)	1,796,853	(144,539)
Investing activities
Mineral stream interests	(4,474,029)	(347,951)	(4,535,183)	(443,691)
Early deposit mineral stream interests	0	0	(3)	0
Mineral royalty interests	(27,074)	0	(27,074)	0
Acquisition of long-term investments	0	0	(14,608)	(3)
Proceeds on disposal of long-term investments	0	0	323,421	0
Dividends received	0	287	0	526
Other	(10,272)	(231)	(6,832)	(491)
Cash used for investing activities	(4,511,375)	(347,895)	(4,260,279)	(443,659)
Effect of exchange rate changes on cash and cash equivalents	(1,774)	163	(5,315)	165
(Decrease) increase in cash and cash equivalents	(2,064,313)	(79,696)	(1,053,401)	187,719
Cash and cash equivalents, beginning of period	2,164,505	1,085,581	1,153,593	818,166
Cash and cash equivalents, end of period	$ 100,192	$ 1,005,885	$ 100,192	$ 1,005,885